6. Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Amortization expense	$ 71,677	$ 28,297
License [Member]
Amortizion Period	5 years
Customer Relationships [Member]
Amortizion Period	3 years
Software/website development [Member]
Amortizion Period	3 years